Tax situation (Details)					1 Months Ended			12 Months Ended
	Jan. 05, 2021 installment	Jan. 01, 2017	Jun. 23, 2004	Jan. 01, 2004	Mar. 31, 2021	Mar. 31, 2020	Jul. 17, 2012	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2022 PEN (S/)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 PEN (S/)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Disclosure Of Income Tax Explanatory
Refunds provision								$ 16,600,000	$ 9,700,000
Applicable tax rate		29.50%						32.00%	32.00%	32.00%
Income Tax Rate Applicable To Dividends								5.00%
Applicable Tax Rate With Respect To Results Obtained												6.80%	6.80%	4.10%
Unused tax losses for which deferred tax asset recognised								$ 859,781,000	$ 781,480,000						S/ 3,281,909,000			S/ 3,124,358,000
Mining royalties.								17,733,000	12,974,000	$ 11,749,000
Term of agreement of guarantees and measures to promote investments							15 years
Current tax expense (income)								15,633,000	20,375,000	9,924,000
Current tax expense income relating to special mining tax								44,100,000	70,300,000	17,300,000
Current tax expense income relating to mining royalties								44,200,000	74,600,000	14,900,000
Current tax expense income relating to statutory retirement fund								6,400,000	8,800,000	2,600,000
Deferred tax expense (income)								(15,592,000)	(44,046,000)	15,506,000
Tax expense (income), continuing operations								$ 41,000	$ (23,671,000)	$ 25,430,000
Construction work in progress (as a percent)								80.00%
Presumed percentage of construction in progress for tax payers								80.00%
Data processing equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation								50.00%
Machinery and equipment
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation								20.00%
Land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation								33.30%
Hybrid or electric land transport vehicle
Disclosure Of Income Tax Explanatory
Annual percentage of taxable income for depreciation								50.00%
SUNAT.
Disclosure Of Income Tax Explanatory
Number Of Equal Monthly Payments | installment	66
Declared tax deductions not recognized																$ 4,350,000	S/ 16,618,000
Changes in tax rates or tax laws enacted or announced [member]
Disclosure Of Income Tax Explanatory
Applicable Tax Rate With Respect To Results Obtained											5.00%
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Income Tax Explanatory
Applicable tax rate								32.00%	32.00%	32.00%
Current Income Tax Payable								$ 445,100,000	$ 704,500,000
Deferred tax expense (income) recognised in profit or loss								63,400,000	31,200,000	$ 26,300,000
Amount Paid For Disputed Tax Assessments								741,300,000		741,300,000
Reserve applied against payments for disputed tax assessments								408,000,000.0
Net receivable from disputed tax assessments included in Other non-financial assets, non-current								333,300,000	246,200,000
Other non-current receivables								333,338,000	246,151,000
Current tax expense (income)								445,078,000	704,455,000	236,926,000
Deferred tax expense (income)								62,718,000	30,864,000	25,962,000
Tax expense (income), continuing operations								508,547,000	735,703,000	236,926,000
Current income tax expense										210,600,000
Declared tax deductions not recognized								$ 16,635,000	$ 9,700,000
Sociedad Minera Cerro Verde S.A.A. | December 2006 to December 2013 | SUNAT.
Disclosure Of Income Tax Explanatory
Tax payment based on estimated due										$ 791,900,000									S/ 2,900,000
Peruvian government [member]
Disclosure Of Income Tax Explanatory
Applicable tax rate								32.00%
Minimum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			1.00%	1.00%
Minimum | SUNAT.
Disclosure Of Income Tax Explanatory
Interest rate in national currency					0.90%	1.00%
Interest rate in foreign currency						0.50%
Return of interest rate on national currency						0.42%
Return of interest rate on foreign currency						0.25%
Interest rate on withholding tax						1.00%
Maximum
Disclosure Of Income Tax Explanatory
Royalty rate on revenue			3.00%	12.00%
Mining tax rate on operating profit			1.00%
Maximum | SUNAT.
Disclosure Of Income Tax Explanatory
Interest rate in national currency					1.00%	1.20%
Interest rate in foreign currency						0.60%
Return of interest rate on national currency						0.50%
Return of interest rate on foreign currency						0.30%
Interest rate on withholding tax						1.20%